Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2024-1

Class A-1 5.62000% Asset Backed Notes

Class A-2A 5.75 % Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 5.43% Asset Backed Notes

Class B 5.38% Asset Backed Notes

Class C 5.51% Asset Backed Notes

Class D 5.76% Asset Backed Notes

Class E 0.00% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2024-1, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Computershare Trust Company, N.A., as the Trust Collateral Agent, dated as of May 29, 2024. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	07/01/2026
Monthly Period Ending:	07/31/2026
Prev. Distribution/Close Date:	07/20/2026
Distribution Date:	08/18/2026
Days of Interest for Period:	29
Days in Collection Period:	31
Transaction Month:	27

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	73,190	04/15/2024	05/29/2024	$1,675,919,179

Total	73,190			$1,675,919,179

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1}	Beginning of period Aggregate Principal Balance			{1}	$702,381,104

	Monthly Principal Amounts

	{2}	Collections on Receivables outstanding at end of period	{2}	12,029,413
	{3}	Collections on Receivables paid off during period	{3}	9,111,949
	{4}	Receivables becoming Liquidated Receivables during period	{4}	6,089,239
	{5}	Receivables becoming Purchased Receivables during period	{5}	0
	{6}	Other Receivables adjustments	{6}	0

	{7}	Total Monthly Principal Amounts		{7}	27,230,601

{8}	End of period Aggregate Principal Balance			{8}	$675,150,503

{9}	Pool Factor			{9}	40.2853856%

MONTHLY PERIOD NOTE BALANCE CALCULATION:

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{10}	Original Note Balance	{10}	$290,000,000	$270,960,000	$225,000,000	$368,860,000	$108,920,000

{11}	Beginning of period Note Balance	{11}	$0	$0	$0	$190,759,083	$108,920,000

{12}	Noteholders’ Principal Distributable Amount	{12}	0	0	0	23,214,087	0
{13}	Noteholders’ Accelerated Principal Amount	{13}	0	0	0	0	0
{14}	Aggregate Principal Parity Amount	{14}	0	0	0	0	0
{15}	Matured Principal Shortfall	{15}

{16}	End of period Note Balance	{16}	$0	$0	$0	$167,544,996	$108,920,000

{17}	Note Pool Factors	{17}	0.0000000%	0.0000000%	0.0000000%	45.4223814%	100.0000000%

			Class C	Class D	Class E	TOTAL
			$136,560,000	$131,540,000	$47,760,000	$1,579,600,000

{18}	Beginning of period Note Balance	{18}	$136,560,000	$131,540,000	$47,760,000	$615,539,083

{19}	Noteholders’ Principal Distributable Amount	{19}	0	0	0	23,214,087
{20}	Noteholders’ Accelerated Principal Amount	{20}	0	0	0	0
{21}	Aggregate Principal Parity Amount	{21}	0	0	0	0
{22}	Matured Principal Shortfall	{22}				0

{23}	End of period Note Balance	{23}	$136,560,000	$131,540,000	$47,760,000	$592,324,996

{24}	Note Pool Factors	{24}	100.0000000%	100.0000000%	100.0000000%	37.4984171%

CALCULATION OF STEP-DOWN AMOUNT:

{25}	Ending Pool Balance	{25}		$675,150,503
{26}	14.75 % of Ending Aggregate Principal Balance	{26}	99,584,699
{27}	Less Specified Reserve Balance	{27}	(16,759,192)
{28}	Sum of {26} and {27}	{28}	82,825,507
{29}	Required Pro Forma Note Balance {25} - {28}	{29}		592,324,996

{30}	Beginning Note Balance	{30}	615,539,083
{31}	Total Monthly Principal Amount	{31}	(27,230,601)
{32}	Pro-Forma Note Balance (Assuming 100% Pay-down)	{32}		588,308,482

{33}	Excess of Required Pro-forma over Pro-forma Balance	{33}		4,016,514
{34}	Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($8,379,596)	{34}		4,016,514
{35}	Step-Down Amount Lesser of {33} or {34}	{35}			$4,016,514

CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:

{36}	Total Monthly Principal Amounts	{36}	$27,230,601
{37}	Step-down Amount	{37}	(4,016,514)
{38}	Principal Distributable Amount	{38}		$23,214,087

CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Beginning	Interest	Interest			Calculated
	Class	Note Balance	Carryover	Rate	Days	Days Basis	Interest
{39}	Class A - 1	$0	0	5.62000%	29	Actual days/360	0
{40}	Class A - 2A	$0	0	5.75000%	30	30/360	0
{41}	Class A - 2B	$0	0	0.60000%	29	Actual days/360	0
{42}	Class A - 3	$190,759,083	0	5.43000%	30	30/360	863,185
{43}	Class B	$108,920,000	0	5.38000%	30	30/360	488,325
{44}	Class C	$136,560,000	0	5.51000%	30	30/360	627,038
{45}	Class D	$131,540,000	0	5.76000%	30	30/360	631,392
{46}	Class E (1)	$47,760,000	0	5.86000%	30	30/360	233,228

(1)	Prior to the 24th distribution date, interest will accrue at 0.00%. From and after the 24th distribution date, if on the 24th distribution date target OC is met, interest will accrue at 5.86%, otherwise interest will accrue at 0.00%.

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:

{47}	Principal Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{47}	21,141,362
{48}	Interest Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{48}	9,509,564
{49}	Liquidation Proceeds collected during period (net of Fees)	{49}	2,206,080
{50}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{50}	0
{51}	Investment Earnings - Collection Account	{51}	89,373
{52}	Accel. of Notes pursuant to Section 5.2 of the Indenture, the amount of money or property collected pursuant to Section 5.3 of the Indenture.	{52}	0
{53}	From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal	{53}	50,647
{54}	Collection of Supplemental Servicing - Extension Fees	{54}	206,999
{55}	Collection of Supplemental Servicing - Repo and Recovery Fees Netted from Gross Liquidation Proceeds	{55}	324,952
{56}	Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{56}	152,625
{57}	Total Available Funds	{57}		33,681,602

Distributions:

{58}	Base Servicing Fee	{58}	1,316,965
{59}	Repo and Recovery Fees - reimbursed to Servicer	{59}	324,952
{60}	Bank Service Charges - reimbursed to Servicer	{60}	0
{61}	Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer	{61}	152,625
{62}	Trustee and Trust Collateral Agent Fees pro rata	{62}	417
{63}	Asset Representations Reviewer Fee pro rata	{63}	0
{64}	Owner Trustee Fee pro rata	{64}	250
{65}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{65}	0
{66}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{66}	0
{67}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{67}	0
{68}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{68}	863,185
{69}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{69}	0
{70}	Class B Noteholders’ Interest Distributable Amount	{70}	488,325
{71}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{71}	0
{72}	Class C Noteholders’ Interest Distributable Amount	{72}	627,038
{73}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{73}	0
{74}	Class D Noteholders’ Interest Distributable Amount	{74}	631,392
{75}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{75}	0
{76}	Class E Noteholders’ Interest Distributable Amount	{76}	233,228
{77}	Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{77}	0
{78}	Noteholders’ Principal Distributable Amount	{78}	23,214,087
{79}	To the Reserve Account, the Reserve Account Deposit	{79}	0
{80}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{80}	0
{81}	Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Asset Representations Reviewer pro rata)	{81}	0
{82}	To the Certificateholders, the aggregate amount remaining	{82}	5,829,138
{83}	Total Distributions	{83}		$33,681,602

CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{84}	Class A	$190,759,083	$675,150,503	$0	$31,023,208	$0
{85}	Class B	299,679,083	675,150,503	0	30,534,883	0
{86}	Class C	436,239,083	675,150,503	0	29,907,845	0
{87}	Class D	567,779,083	675,150,503	0	29,276,453	0
{88}	Class E	615,539,083	675,150,503	0	29,043,225	0

CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:

{89}	Excess Available Funds	{89}	$5,829,138
{90}	Pro-Forma Note Balance (Calculated after Step-Down)	{90}	592,324,996
{91}	Required Pro Forma Note Balance	{91}	592,324,996
{92}	Excess of Pro-Forma Balance over Required Pro-Forma Balance	{92}	0
{93}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance	{93}		$0

RECONCILIATION OF RESERVE ACCOUNT:

			Initial	Current
{94}	Specified Reserve Balance		$16,759,192	$16,759,192

{95}	Beginning of period Reserve Account balance	{95}		$16,759,192

{96}	The Reserve Account Deposit, from Collection Account	{96}	0
{97}	Investment Earnings	{97}	50,647
{98}	Investment Earnings - transferred to Collection Account Available Funds	{98}	(50,647)
{99}	Reserve Account Withdrawal Amount	{99}	0

{100}	End of period Reserve Account balance	{100}		$16,759,192

CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{101}	Aggregate Principal Balance	{101}	$675,150,503
{102}	End of Period Note Balance	{102}	592,324,996
{103}	Overcollateralization	{103}	82,825,507
{104}	Overcollateralization %	{104}		12.27%

MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{105}	Original Number of Receivables	{105}	73,190	0
{106}	Beginning of period number of Receivables	{106}	0	35,591
{107}	Number of Receivables becoming Liquidated Receivables during period	{107}	9,408	321
{108}	Number of Receivables becoming Purchased Receivables during period	{108}	8	0
{109}	Number of Receivables paid off during period	{109}	29,107	603
{110}	End of period number of Receivables	{110}	34,667	34,667

STATISTICAL DATA: (CURRENT AND HISTORICAL):

			Original	Prev. Month	Current
{111}	Weighted Average APR of the Receivables	{111}	16.18%	16.47%	16.49%
{112}	Weighted Average Remaining Term of the Receivables	{112}	65.00	43.64	42.80
{113}	Weighted Average Original Term of Receivables	{113}	75.00	75.00	75.00
{114}	Average Receivable Balance	{114}	$22,898	$19,735	$19,475
{115}	Net Losses in Period	{115}	$0	$4,504,742	$3,883,159
{116}	Aggregate Realized Losses	{116}	$0	$105,497,270	$109,380,429
{117}	Aggregate Realized Loss Percentage	{117}		6.294%	6.526%
{118}	ABS Prepay Speed	{118}		1.2579	1.2271

DELINQUENCY:

Receivables with Scheduled Payment delinquent			Units	Dollars	Percentage
{119}	31-60 days	{119}	3,781	$81,406,570	11.59%
{120}	61-90 days	{120}	1,005	19,782,103	2.82%
{121}	91-120 days	{121}	256	4,790,373	0.68%
{122}	Total	{122}	5,042	$105,979,046	15.09%

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{123}	Receivables with Scheduled Payment delinquent 61 days or more	{123}	$24,572,476	3.50%

{124}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 7.20%)	{124}		Yes

EXTENSIONS

{125}	Principal Balance of Receivables extended during current period	{125}	$32,657,339
{126}	Beginning of Period Aggregate Principal Balance	{126}	702,381,104
{127}	Extension Rate {125} divided by {126}	{127}		4.65%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	August 13, 2026